UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-07760
                                                     _________

                       KEELEY Small Cap Value Fund, Inc.
                       _________________________________

               (Exact name of registrant as specified in charter)

                            401 South LaSalle Street
                                   Suite 1201
                            Chicago, Illinois 60605
              (Address of principal executive offices) (Zip code)


                                                Copy to:
    John L. Keeley, Jr.                         Stephen E. Goodman
    Keeley Asset Management Corp.               Meltzer Purtill & Stelle LLC
    401 South LaSalle Street                    1515 East Woodfield Road
    Suite 1201                                  Schaumburg, Illinois  60173
    Chicago, Illinois 60605
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (312)786-5000
                                                           _____________

                     Date of fiscal year end: September 30
                                              ____________

                    Date of reporting period: June 30, 2006
                                              _____________

Item 1. Schedule of Investments


                        KEELEY Small Cap Value Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2006
                                  (Unaudited)



    Number
   of Shares                                                                    Value
______________                                                             _______________

                 COMMON STOCKS                                    95.24%

                 Aerospace/Defense                                 1.04%

        692,500  GenCorp, Inc.*                                               $11,100,775
        420,000  Teledyne Technologies, Inc.*                                  13,759,200
                                                                           _______________

                                                                               24,859,975
                                                                           _______________

                 Auto Parts and Equipment                          0.63%

        580,000  Tenneco Automotive, Inc.*                                     15,080,000
                                                                           _______________

                 Banks                                             0.28%

        160,000  PrivateBancorp, Inc.                                           6,625,600
                                                                           _______________


                 Building Materials                                1.26%

        295,000  Ready Mix, Inc.*                                               3,823,200
        326,000  Texas Industries, Inc.                                        17,310,600
        810,000  U.S. Concrete, Inc.*                                           8,950,500
                                                                           _______________

                                                                               30,084,300
                                                                           _______________

                 Coal                                              2.01%

        732,500  Alpha Natural Resources, Inc.*                                14,371,650
        425,000  Foundation Coal Holdings, Inc.                                19,945,250
        382,500  Massey Energy Co.                                             13,770,000
                                                                           _______________

                                                                               48,086,900
                                                                           _______________

                 Commercial Services                               4.04%

        592,500  Adesa, Inc.                                                   13,177,200
        797,500  Cenveo, Inc.*                                                 14,315,125
        790,000  Coinmach Service Corp.                                         8,097,500
        257,500  Interactive Data Corp.*                                        5,173,175
        467,500  Mac-Gray Corp.*                                                5,773,625
        645,000  Midas, Inc.*                                                  11,868,000
        520,000  PHH Corp.*                                                    14,320,800
        284,000  Standard Parking Corp.*                                        7,690,720
        565,000  Wright Express Corp.*                                         16,238,100
                                                                           _______________

                                                                               96,654,245
                                                                           _______________

                 Distribution/Wholesale                            1.13%

        645,000  LKQ Corp.*                                                    12,255,000
        214,000  WESCO International, Inc.*                                    14,766,000
                                                                           _______________

                                                                               27,021,000
                                                                           _______________


                   See notes to the schedule of investments.

                       KEELEY Small Cap Value Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2006
                                  (Unaudited)

    Number
   of Shares                                                                    Value
______________                                                             _______________

                 Diversified Financial Services                    3.12%

        940,714  Epoch Holding Corp.*                                          $4,703,570
        120,000  Jefferies Group, Inc.                                          3,555,600
        865,000  LaBranche & Co., Inc.*                                        10,475,150
      1,025,000  MarketAxess Holdings, Inc.*                                   11,285,250
        280,000  Piper Jaffray Cos.*                                           17,138,800
        642,500  SWS Group, Inc.                                               15,497,100
      1,055,000  Van der Moolen Holding N.V. ADR                                7,648,750
        290,000  WP Stewart & Co. Ltd.                                          4,413,800
                                                                           _______________

                                                                               74,718,020
                                                                           _______________

                 Electric                                          3.94%

        350,000  Allegheny Energy, Inc.*                                       12,974,500
      2,150,000  Aquila, Inc.*                                                  9,051,500
        830,000  Cleco Corp.                                                   19,297,500
        510,000  DPL, Inc.                                                     13,668,000
      2,270,000  Dynegy Inc.*                                                  12,416,900
        171,000  Florida Public Utilities Co.                                   2,152,890
        480,000  NSTAR                                                         13,728,000
        405,000  Sierra Pacific Resources*                                      5,670,000
        246,000  Westar Energy, Inc.                                            5,178,300
                                                                           _______________

                                                                               94,137,590
                                                                           _______________

                 Electrical Components & Equipment                 2.06%

        585,000  General Cable Corp.*                                          20,475,000
        465,000  The Lamson & Sessions Co.*                                    13,187,400
        525,000  Superior Essex, Inc.*                                         15,713,250
                                                                           _______________

                                                                               49,375,650
                                                                           _______________

                 Electronics                                       2.05%

        420,000  Brady Corp., Class A                                          15,472,800
        350,000  Thomas & Betts Corp.*                                         17,955,000
        467,500  Watts Water Technologies, Inc.                                15,684,625
                                                                           _______________

                                                                               49,112,425
                                                                           _______________

                 Energy - Alternate Sources                        0.96%

        860,000  Covanta Holding Corp.*                                        15,179,000
        502,500  KFX, Inc.*                                                     7,678,200
                                                                           _______________

                                                                               22,857,200
                                                                           _______________

                 Engineering and Construction                      3.07%

        555,000  Chicago Bridge & Iron Co. N.V.                                13,403,250
        412,500  Foster Wheeler Ltd.*                                          17,820,000
        445,000  Granite Construction, Inc.                                    20,145,150
        487,500  McDermott International, Inc.*                                22,166,625
                                                                           _______________

                                                                               73,535,025
                                                                           _______________

                 Entertainment                                     0.66%

        427,500  Vail Resorts, Inc.*                                           15,860,250
                                                                           _______________

                 Food                                              2.37%

        455,000  Flowers Foods, Inc.                                          $13,031,200
        687,500  Lance, Inc.                                                   15,826,250
        324,000  Ralcorp Holdings, Inc.*                                       13,779,720
        587,500  TreeHouse Foods, Inc.*                                        14,035,375
                                                                           _______________

                                                                               56,672,545
                                                                           _______________

                 Forest Products and Paper                         0.79%

        187,000  Deltic Timber Corp.                                           10,541,190
        275,000  Neenah Paper, Inc.                                             8,373,750
                                                                           _______________

                                                                               18,914,940


                   See notes to the schedule of investments.

                       KEELEY Small Cap Value Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2006
                                  (Unaudited)

    Number
   of Shares                                                                    Value
______________                                                             _______________

                 Hand/Machine Tools                                1.39%

        293,000  Lincoln Electric Holdings, Inc.                               18,356,450
        338,000  Regal-Beloit Corp.                                            14,922,700
                                                                           _______________

                                                                               33,279,150
                                                                           _______________

                 Healthcare - Services                             0.20%

        255,000  Emeritus Corp.*                                                4,781,250
                                                                           _______________

                 Holding Companies - Diversified                   1.39%

        438,000  Leucadia National Corp.                                       12,785,220
        355,000  Walter Industries, Inc.                                       20,465,750
                                                                           _______________

                                                                               33,250,970
                                                                           _______________

                 Home Builders                                     1.61%

      1,345,000  Cavalier Homes, Inc.*                                          7,128,500
        835,000  Champion Enterprises, Inc.*                                    9,218,400
        892,500  Fleetwood Enterprises, Inc.*                                   6,729,450
        522,500  Levitt Corp.                                                   8,360,000
        355,000  WCI Communities, Inc.*                                         7,149,700
                                                                           _______________

                                                                               38,586,050
                                                                           _______________

                 Household Products                                1.16%

        580,000  ACCO Brands Corp.*                                            12,702,000
      1,520,000  Prestige Brands Holdings, Inc.*                               15,154,400
                                                                           _______________

                                                                               27,856,400
                                                                           _______________

                 Insurance                                         2.13%

        632,500  Conseco, Inc.*                                                14,610,750
        500,000  Crawford & Co.                                                 3,590,000
        410,000  Fidelity National Financial, Inc.                             15,969,500
        615,000  Meadowbrook Insurance Group, Inc.*                             5,116,800
        830,000  The Phoenix Companies, Inc.                                   11,686,400
                                                                           _______________

                                                                               50,973,450
                                                                           _______________


                   See notes to the schedule of investments.

                      KEELEY Small Cap Value Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2006
                                  (Unaudited)

    Number
   of Shares                                                                    Value
______________                                                             _______________

                 Iron/Steel                                        5.16%

        300,000  Allegheny Technologies, Inc.                                 $20,772,000
        192,000  Carpenter Technology Corp.                                    22,176,000
        352,000  Chaparral Steel Co.*                                          25,351,040
      2,015,000  Gerdau AmeriSteel Corp.                                       20,230,600
        415,000  Oregon Steel Mills, Inc.*                                     21,023,900
        510,000  Ryerson, Inc.                                                 13,770,000
                                                                           _______________

                                                                              123,323,540
                                                                           _______________
                 Lodging                                           2.92%

        380,000  Gaylord Entertainment Co.*                                    16,583,200
        845,000  Interstate Hotels & Resorts, Inc.*                             7,850,050
        657,500  Marcus Corp.                                                  13,728,600
        490,000  Orient-Express Hotels Ltd.                                    19,031,600
      1,150,000  Red Lion Hotels Corp.*                                        12,592,500
                                                                           _______________

                                                                               69,785,950
                                                                           _______________

                 Machinery - Construction and Mining               2.12%

        301,000  Bucyrus International, Inc.                                   15,200,500
        207,500  Joy Global, Inc.                                              10,808,675
        250,000  Terex Corp.*                                                  24,675,000
                                                                           _______________

                                                                               50,684,175
                                                                           _______________

                 Machinery - Diversified                           5.08%

        427,500  Albany International Corp.                                    18,121,725
      1,150,000  Flow International Corp.*                                     16,180,500
        341,000  Flowserve Corp.*                                              19,402,900
        537,000  Gardner Denver, Inc.*                                         20,674,500
      2,085,000  Global Power Equipment Group, Inc.*                            6,630,300
        140,000  Lindsay Manufacturing Co.                                      3,796,800
        342,000  Manitowoc Co., Inc.                                           15,219,000
        218,000  Sauer-Danfoss, Inc.                                            5,541,560
        425,000  Wabtec Corp.                                                  15,895,000
                                                                           _______________

                                                                              121,462,285
                                                                           _______________

                 Metal Fabricate/Hardware                          6.91%

        530,000  AM Castle & Co.                                               17,092,500
        485,000  CIRCOR International, Inc.                                    14,787,650
        642,500  Commercial Metals Co.                                         16,512,250
        530,000  Kaydon Corp.                                                  19,774,300
        545,000  Ladish Co., Inc.*                                             20,421,150
        780,000  L.B. Foster Co.*                                              18,930,600
        731,600  Mueller Water Products, Inc.*                                 12,737,156
        562,500  RBC Bearings, Inc.*                                           12,768,750
        450,000  Timken Co.                                                    15,079,500
        370,000  Valmont Industries, Inc.                                      17,201,300
                                                                           _______________

                                                                              165,305,156
                                                                           _______________


                   See notes to the schedule of investments.

                       KEELEY Small Cap Value Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2006
                                  (Unaudited)

    Number
   of Shares                                                                    Value
______________                                                             _______________

                 Mining                                            1.08%

        667,500  Brush Engineered Materials, Inc.*                            $13,917,375
        480,000  Compass Minerals International, Inc.                          11,976,000
                                                                           _______________

                                                                               25,893,375
                                                                           _______________

                 Miscellaneous Manufacturing                       3.82%

        317,500  Actuant Corp.                                                 15,859,125
        475,000  American Railcar Industries, Inc.                             15,727,250
        296,000  The Brink's Co.                                               16,697,360
        400,000  EnPro Industries, Inc.*                                       13,440,000
        165,000  Freightcar America, Inc.                                       9,159,150
        490,000  GP Strategies Corp.*                                           3,777,900
        737,500  Hexcel Corp.*                                                 11,586,125
        125,000  Trinity Industries, Inc.                                       5,050,000
                                                                           _______________

                                                                               91,296,910
                                                                           _______________

                 Oil and Gas                                       9.89%

        740,000  Bois d' Arc Energy, Inc.*                                     12,187,800
         20,000  Bronco Drilling Co., Inc.*                                       417,800
        507,500  Carrizo Oil & Gas, Inc.*                                      15,889,825
        346,000  Cimarex Energy Co.                                            14,878,000
        710,000  CNX Gas Corp.*                                                21,300,000
        945,000  Compton Petroleum Corp.*                                      10,905,300
        465,000  Comstock Resources, Inc.*                                     13,884,900
        380,000  Encore Acquisition Co.*                                       10,195,400
      1,290,000  EXCO Resources, Inc.*                                         14,706,000
      1,540,000  Gasco Energy, Inc.*                                            6,853,000
        505,000  Goodrich Petroleum Corp.*                                     14,336,950
        785,000  McMoRan Exploration Co.*                                      13,816,000
        970,000  Parker Drilling Co.*                                           6,964,600
        645,000  Petrohawk Energy Corp.*                                        8,127,000
        675,000  Pioneer Drilling Co.*                                         10,422,000
        372,500  Plains Exploration & Production Co.*                          15,101,150
        392,500  Quicksilver Resources, Inc.*                                  14,447,925
        552,500  Range Resources Corp.                                         15,022,475
        718,800  Westside Energy Corp.*                                         2,098,896
        357,500  Whiting Petroleum Corp.*                                      14,968,525
                                                                           _______________

                                                                              236,523,546
                                                                           _______________


                   See notes to the schedule of investments.

                       KEELEY Small Cap Value Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2006
                                  (Unaudited)

    Number
   of Shares                                                                    Value
______________                                                             _______________

                 Oil and Gas Services                              8.10%

        595,000  Allis-Chalmers Energy, Inc.*                                  $8,086,050
        550,000  Dresser-Rand Group, Inc.*                                     12,914,000
        300,000  FMC Technologies, Inc.*                                       20,238,000
        417,500  Hercules Offshore, Inc.*                                      14,612,500
        480,000  Hornbeck Offshore Services, Inc.*                             17,049,600
        700,000  Infinity Energy Resources, Inc.*                               4,865,000
        284,000  Lufkin Industries, Inc.                                       16,878,120
        537,500  Natural Gas Services Group, Inc.*                              8,046,375
        557,500  RPC, Inc.                                                     13,536,100
      3,880,600  Seitel, Inc.*                                                 13,814,936
        487,500  Superior Well Services, Inc.*                                 12,138,750
        332,500  Universal Compression Holdings, Inc.*                         20,937,525
        360,000  Veritas DGC, Inc.*                                            18,568,800
        642,500  Willbros Group, Inc.*                                         12,168,950
                                                                           _______________

                                                                              193,854,706
                                                                           _______________

                 Real Estate                                       0.32%

        166,000  The St. Joe Co.                                                7,725,640
                                                                           _______________

                 Real Estate Investment Trust                      0.33%

        645,000  Winston Hotels, Inc.                                           7,901,250
                                                                           _______________

                 Retail                                            5.41%

        655,000  AFC Enterprises, Inc.*                                         8,351,250
      3,346,500  Denny's Corp.*                                                12,348,585
        537,500  Dillard's, Inc.                                               17,119,375
        323,000  IHOP Corp.                                                    15,529,840
        550,000  Lone Star Steakhouse & Saloon, Inc.                           14,426,500
        602,500  Movado Group, Inc.                                            13,827,375
        912,500  Retail Ventures, Inc.*                                        16,260,750
        320,000  Stage Stores, Inc.                                            10,560,000
        625,000  The Steak N Shake Co.*                                         9,462,500
        655,000  Triarc Cos., Inc.                                             10,696,150
         54,000  Triarc Cos., Inc., Class B                                       844,020
                                                                           _______________

                                                                              129,426,345
                                                                           _______________

                 Savings and Loans                                 1.87%

        800,000  BankAtlantic Bancorp, Inc.                                    11,872,000
        466,000  BankFinancial Corp.                                            8,061,800
        230,000  Citizens First Bancorp, Inc.                                   6,143,300
        385,000  Home Federal Bancorp, Inc.                                     5,259,100
        515,000  NewAlliance Bancshares, Inc.                                   7,369,650
        180,000  TierOne Corp.                                                  6,078,600
                                                                           _______________

                                                                               44,784,450
                                                                           _______________

                 Software                                          0.80%

        560,000  MoneyGram International, Inc.                                 19,012,000
                                                                           _______________

                 Transportation                                    3.04%

        232,865  Atlas Air Worldwide Holdings, Inc.*                          $11,419,700
        417,135  Frozen Food Express Industries, Inc.*                          4,596,828
        672,500  Genesee & Wyoming, Inc.*                                      23,853,575
        577,500  Kansas City Southern*                                         15,996,750
        162,400  Providence and Worcester Railroad Co.                          3,312,960
      1,300,000  RailAmerica, Inc.*                                            13,598,000
                                                                           _______________

                                                                               72,777,813
                                                                           _______________


                   See notes to the schedule of investments.

                       KEELEY Small Cap Value Fund, Inc.
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2006
                                  (Unaudited)

    Number
   of Shares                                                                    Value
______________                                                             _______________

                 Trucking and Leasing                              1.10%

        137,000  Amerco, Inc.*                                                 13,790,420
        380,000  The Greenbrier Cos., Inc.                                     12,441,200
                                                                           _______________

                                                                               26,231,620

                 Total Common Stocks
                 (cost $1,910,877,052)                                      2,278,311,696
                                                                           _______________

   Principal
    Amount
______________

                 SHORT-TERM INVESTMENTS                            5.00%

    $79,000,000  US Bank Commercial Paper, 4.70%                               79,000,000
     40,611,300  US Bank Demand Note, 5.10%                                    40,611,300
                                                                           _______________

                 Total Short-Term Investments
                 (cost $119,611,300)                                          119,611,300
                                                                           _______________

                 Total Investments                               100.24%
                 (cost $2,030,488,352)                                      2,397,922,996

                 Liabilities less Other Assets                   (0.24)%       (5,664,526)
                                                                           _______________

                 NET ASSETS                                      100.00%   $2,392,258,470
                                                                          ================

                             * Non-income producing.

                       Percentages are based on net assets.


                   See notes to the schedule of investments.

                       KEELEY Small Cap Value Fund, Inc.
                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                 June 30, 2006
                                  (Unaudited)

1. ORGANIZATION

     The KEELEY Small Cap Value Fund, Inc. (the "Fund") was incorporated on May 17, 1993 as a Maryland corporation and is registered as a diversified open-end investment company under the Investment Company Act of 1940 (the "1940 Act").

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

   a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price each day on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of last sale price, or closing over-the-counter bid prices when there is no last sale price available. Debt securities (other than short-term obligations) are valued by a service that used electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices. Debt securities purchased within 60 days of their stated maturity date are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. For each investment that is fair valued, the Board of Directors considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

   b) Other - Investment transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified original cost of the security lot sold with the net sale proceeds.

3. FEDERAL INCOME TAX INFORMATION

    At   June  30, 2006,  gross  unrealized  appreciation  and  depreciation  of investments, based on cost for federal income tax purposes were as follows:

       Cost of Investments                                  $ 2,031,276,904
                                                            ===============

       Gross Unrealized Appreciation                        $   456,147,536
       Gross Unrealized Depreciation                            (89,501,444)
                                                            _______________

       Net Unrealized Appreciation on Investments           $   366,646,092
                                                            ===============


    The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEELEY Small Cap Value Fund, Inc.

By: /s/ John L. Keeley, Jr.
    ______________________
    John L. Keeley, Jr.
    President

Date: August 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John L. Keeley, Jr.
    ______________________
    John L. Keeley, Jr.
    President

Date: August 28, 2006

By: /s/ Emily Viehweg
    _________________
    Emily Viehweg
    Treasurer

Date: August 28, 2006